Capital Stock and Changes in Capital Accounts, textuals 1 (Details) - Restricted Stock [Member] - USD ($) $ in Thousands			6 Months Ended
	Feb. 24, 2021	Feb. 18, 2021	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized	5,600,000
Vesting period (in years)	5 years
Fair value, grant date	$ 15,904
Executive Management And Non-Executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized	2,400,000	260,000
Common Stock Capital Shares Reserved For Future Issuance			16,664,759
Vesting period (in years)			3 years
Fair value, grant date	$ 6,816	$ 798